Condensed Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Treasury Stock, Common [Member]	Common Stock [Member]	Stock Payable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Common Stock Payable [Member]
Balance at Dec. 31, 2020		$ 10,656		$ 11,657,286	$ (7,274,401)	$ 4,393,541
Balance, shares at Dec. 31, 2020		10,655,833
Shares issued in Public Offering		$ 11,066		28,307,248		28,318,314
Shares issued in Public Offering, shares		11,066,258
Purchase of intangible asset		$ 125		524,875		525,000
Purchase of intangible asset, shares		125,175
Shares issued in connection with convertible promissory note		$ 187		560,309		560,496
Shares issued in connection with convertible promissory note, shares		186,832
Common stock to be issued for services		$ 1,790	285,000	4,054,193		4,340,983
Common stock issued for services,shares		1,789,496
Common stock issued upon exercise of cashless options		$ 222		(222)
Common stock issued upon exercise of cashless options, shares		222,407
Contributed capital				70,818		70,818
Fair value of Stock options granted to Officers and Directors				5,046,982		5,046,982
Fair value of warrants and beneficial conversion feature in connection with convertible promissory Notes				1,446,530		1,446,530
Net Loss					(28,100,245)	(28,100,245)
Balance at Dec. 31, 2021		$ 24,046	285,000	51,668,019	(35,374,646)	16,602,419	$ 285,000
Balance, shares at Dec. 31, 2021		24,046,001
Net Loss					(2,919,775)	(2,919,775)
Stock issued for services		$ 100		104,900		105,000
Stock issued for services, shares		100,000
Treasury shares purchased	$ (2,133,167)	$ (1,996)		1,996		(2,133,167)
Treasury shares purchased, shares	1,995,948	(1,995,948)
Balance at Mar. 31, 2022	$ (2,133,167)	$ 22,150		51,774,915	(38,294,421)	11,654,477	285,000
Balance, shares at Mar. 31, 2022	1,995,948	22,150,053
Balance at Dec. 31, 2021		$ 24,046	285,000	51,668,019	(35,374,646)	16,602,419	285,000
Balance, shares at Dec. 31, 2021		24,046,001
Net Loss						(6,692,957)
Balance at Sep. 30, 2022	$ (300,151)	$ 21,664		50,426,013	(42,067,603)	8,556,923	477,000
Balance, shares at Sep. 30, 2022	391,723	21,663,888
Balance at Dec. 31, 2021		$ 24,046	285,000	51,668,019	(35,374,646)	16,602,419	285,000
Balance, shares at Dec. 31, 2021		24,046,001
Shares issued in connection with convertible promissory note		$ 250		277,250		277,500
Shares issued in connection with convertible promissory note, shares		250,000
Common stock to be issued for services			192,000			192,000
Fair value of Stock options granted to Officers and Directors				2,048,270		2,048,270
Net Loss					(15,223,028)	(15,223,028)
Stock issued for services		$ 925		861,200		862,125
Stock issued for services, shares		925,000
Treasury shares purchased	$ (2,880,045)	$ (2,825)		2,825		(2,880,045)
Treasury shares purchased, shares	2,825,617	(2,825,617)
Treasury shares cancelled	$ 2,880,045			(2,880,045)
Treasury shares cancelled, shares	(2,825,617)
Fair value of warrants granted for services				1,644,184		1,644,184
Stock options issued for services				142,169		142,169
Management common shares cancelled		$ (57)		57
Management common shares cancelled, shares		(56,496)
Balance at Dec. 31, 2022		$ 22,339	477,000	53,763,929	(50,597,674)	3,665,594	477,000
Balance, shares at Dec. 31, 2022		22,338,888
Balance at Mar. 31, 2022	$ (2,133,167)	$ 22,150		51,774,915	(38,294,421)	11,654,477	285,000
Balance, shares at Mar. 31, 2022	1,995,948	22,150,053
Shares issued in connection with convertible promissory note		$ 250		277,250		277,500
Shares issued in connection with convertible promissory note, shares		250,000
Net Loss					(1,440,756)	(1,440,756)
Fair value of warrants granted for services				706,977		706,977
Stock options issued for services				142,169		142,169
Treasury shares purchased	$ (643,558)	$ (694)		694		(643,558)
Treasury shares purchased, shares	694,406	(694,406)
Treasury shares cancelled	$ 2,579,894			(2,579,894)
Treasury shares cancelled, shares	(2,433,894)
Balance at Jun. 30, 2022	$ (196,831)	$ 21,706		50,322,111	(39,735,177)	10,696,809	285,000
Balance, shares at Jun. 30, 2022	256,460	21,705,647
Net Loss					(2,332,426)	(2,332,426)
Stock issued for services		$ 150		103,710		103,860
Stock issued for services, shares		150,000
Treasury shares purchased	$ (103,320)	$ (135)		135		(103,320)
Treasury shares purchased, shares	135,263	(135,263)
Common Stock to be issued for services						192,000	192,000
Management common shares cancelled		$ (57)		57
Common stock to be issued for services, shares		(56,496)
Balance at Sep. 30, 2022	$ (300,151)	$ 21,664		50,426,013	(42,067,603)	8,556,923	477,000
Balance, shares at Sep. 30, 2022	391,723	21,663,888
Balance at Dec. 31, 2022		$ 22,339	477,000	53,763,929	(50,597,674)	3,665,594	477,000
Balance, shares at Dec. 31, 2022		22,338,888
Shares issued in Public Offering		$ 4,316		3,446,359		3,450,675
Shares issued in Public Offering, shares		4,315,787
Net Loss					(1,308,174)	(1,308,174)
Balance at Mar. 31, 2023		$ 26,655		57,210,288	(51,905,848)	5,808,095	477,000
Balance, shares at Mar. 31, 2023		26,654,675
Balance at Dec. 31, 2022		$ 22,339	$ 477,000	53,763,929	(50,597,674)	3,665,594	477,000
Balance, shares at Dec. 31, 2022		22,338,888
Shares issued in Public Offering						$ 192,000
Shares issued in Public Offering, shares		4,315,787				300,000
Purchase of intangible asset, shares		5,000,000
Net Loss						$ (9,406,066)
Stock issued for services, shares		1,675,000
Balance at Sep. 30, 2023		$ 37,209		65,950,427	(60,003,740)	6,709,126	725,230
Balance, shares at Sep. 30, 2023		37,208,759
Balance at Mar. 31, 2023		$ 26,655		57,210,288	(51,905,848)	5,808,095	477,000
Balance, shares at Mar. 31, 2023		26,654,675
Net Loss					(359,591)	(359,591)
Shares issued for services		$ 500		219,500		220,000
Shares issued for services, shares		500,000
Balance at Jun. 30, 2023		$ 27,155		57,429,788	(52,265,439)	5,668,504	477,000
Balance, shares at Jun. 30, 2023		27,154,675
Purchase of intangible asset		$ 5,000		2,463,500		2,468,500
Purchase of intangible asset, shares		5,000,000
Net Loss					(7,738,301)	(7,738,301)
Stock issued for services		$ 1,175		456,750		457,925
Stock issued for services, shares		1,175,000
Fair value of warrants granted for services				364,960		364,960
Shares issued for Stock payable		$ 300		191,700			(192,000)
Shares issued for stock payable, shares		300,000
Stock payable for services						113,500	113,500
Stock payable for inducement						326,720	326,730
Warrant conversions		$ 3,579		3,332,195		3,335,774
Warrant conversions, shares		3,579,084
Deconsolidation of SRM Entertainment and change to equity method of accounting				551,757		551,757
Fair value of price reduction on conversion price for notes and warrants				1,120,333		1,120,333
Fair value of options granted to employees				39,444		39,444
Balance at Sep. 30, 2023		$ 37,209		$ 65,950,427	$ (60,003,740)	$ 6,709,126	$ 725,230
Balance, shares at Sep. 30, 2023		37,208,759